Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Calculation of Net (Loss) / Income Per Share

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net income attributable to Sunlands Technology Group used in basic and diluted net income per share:
Net income attributable to ordinary shareholders	219,056	643,959	640,830
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net income per share	6,727,552	6,840,079	6,899,456
Net income per share
Basic and diluted	32.56	94.14	92.88